Shareholder Report, Average Annual Return (Details) DFFY_Dimensional VA Equity Allocation Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	100 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional VA Equity Allocation Portfolio – Institutional
Average Annual Return, Percent	17.91%	15.75%	11.28%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	22.00%	14.26%	11.24%